Loss Per Share (Details) - Schedule of Loss Per Share - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Loss Per Share [Abstract]
Loss after income tax attributable to the owners of Gelteq Limited		$ (3,546,195)	$ (3,506,220)
Weighted average number of ordinary shares used in calculating basic earnings per share	[1]	8,118,075	7,940,026
Weighted average number of ordinary shares used in calculating diluted earnings per share	[1]	8,118,075	7,940,026
Basic loss per share		$ (0.44)	$ (0.44)
Diluted loss per share		$ (0.44)	$ (0.44)

[1]	There are no items to be disclosed under diluted EPS. Refer to comments below for transactions that may effect the diluted earnings per share in future periods.